Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of fair value measurement of assets and liabilities [Line Items]
Held-to-maturity securities	[1]	¥ 717,037	¥ 594,730
Loans	[2]	383,504	226,573
Term deposits		449,400	538,325
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities, at fair value		789,897	745,586
Securities at fair value through profit or loss		136,809	209,124
Securities purchased under agreements to resell		36,185	43,538
Cash and cash equivalents		48,586	67,046		¥ 76,096	¥ 47,034
Investment contracts	[2]	(232,500)	(195,706)
Financial liabilities at fair value through profit or loss		(2,529)	(2,031)
Securities sold under agreements to repurchase		(87,309)	(81,088)
Bonds payable			(37,998)	[2]
Interest-bearing loans and borrowings		(18,794)	(16,170)
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Held-to-maturity securities	[1],[3]	692,984	619,152
Loans	[2],[3]	375,899	231,005
Term deposits	[3]	449,400	538,325
Statutory deposits - restricted	[3]	6,333	6,333
Available-for-sale securities, at fair value	[3]	789,897	745,586
Securities at fair value through profit or loss	[3]	136,809	209,124
Securities purchased under agreements to resell	[3]	36,185	43,538
Cash and cash equivalents	[3]	48,586	67,046
Investment contracts	[2],[3]	(229,222)	(192,373)
Financial liabilities at fair value through profit or loss	[3]	(2,529)	(2,031)
Securities sold under agreements to repurchase	[3]	(87,309)	(81,088)
Bonds payable	[2],[3]		(38,204)
Interest-bearing loans and borrowings	[3]	¥ (18,794)	¥ (16,170)

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.
[3]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.